Convertible Debt (Details Narrative) - Successor [Member] - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2024	May 22, 2024	Dec. 31, 2023
Principal amount	$ 3,885		$ 3,885
Convertible Debt [Member]
Principal amount	2,625	$ 2,650
Consideration amount		2,480
Original issue discount		125
Transaction cost		$ 20
Amortization of debt discount	$ 4